Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued compensation	$ 1,300	$ 2,040	$ 1,342
Accrued severance	125	100
Accrued expenses		1,630	1,295
Accrued expenses	1,462	1,570
Accrued warranty costs	135	60
Accrued inventory costs	18	610
Accrued product rebates			386
Accrued liabilities, total	$ 3,040	$ 4,380	$ 3,023